Summary of Significant Accounting Policies - Narrative (Details)		12 Months Ended
	Dec. 31, 2019 USD ($) property	Dec. 31, 2020 USD ($) property tenant	Dec. 31, 2019 USD ($) property tenant	Dec. 22, 2019 USD ($)
Product Information [Line Items]
Number of properties provided rent deferral (as a percent) | property		12
Number of properties provided rent abatement (as a percent) | property		15
Collection of rents due (as a percent)		100.00%
Depreciation and amortization	$ 195,000	$ 15,459,000		$ 10,422,000
Depreciation	100,000	10,700,000		8,400,000
Amortization	$ 100,000	$ 4,800,000		2,000,000.0
Number of real estate properties held for sale | property	2	3	2
Restricted cash		$ 14,800,000
Readiness expenses	$ 0	2,200,000		500,000
Acquisition related expenses	$ 100,000	$ 1,000,000.0		$ 100,000
Annual required distribution			$ 200,000
Number of tenants | tenant		63
Number of properties leased | property		219	123
Annualized Base Rent | Customer Concentration Risk | COVID-19, Rent Deferral
Product Information [Line Items]
Concentration risk (as a percent)		0.50%
Annualized Base Rent | Customer Concentration Risk | COVID-19, Rent Abatement
Product Information [Line Items]
Concentration risk (as a percent)		1.70%
Revenue Benchmark | Customer Concentration Risk | CVS
Product Information [Line Items]
Concentration risk (as a percent)			12.60%
Number of tenants | tenant			48